Insurance	12 Months Ended
Jun. 30, 2022
Disclosure of Insurance Text Block Abstract
Insurance

31. Insurance

The Company maintain (i) civil liability insurance for all employees working at the farms, (ii) insurance for machinery, (iii) life insurance for all the employees, as well as (iv) insurance for Directors and Officers (D&O) and for other Board members. The coverage amount is considered sufficient by management to cover risks, if any, over its assets and/or liabilities. The Company assessed the risk of farm buildings and facilities owned by the Group, as well as its inventories and biological assets, concluding that there is no need for other types of insurance due to low likelihood of risks.

Below is the table of the liabilities covered by insurance and the related amounts at June 30, 2022:

Insurance type	Coverage – R$
Civil liability (D&O)	30,000
Civil, professional and general liability	10,761
Machinery/Automobile	15,041
Completion guarantee	10,420
Fire/lightning/explosion/electrical damage (office)	13,202
Rural multi-risk	131,724